Share-based compensation - Expected Share-Based Compensation Expense (Details) $ in Millions	Dec. 31, 2022 USD ($)
2023
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 82.0
2024
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	67.8
2025
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	33.1
2026
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 5.9